Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (2.0%)
	Scholastic Corp.	80,236	3,299
*	Yelp Inc. Class A	96,501	2,987
	Telephone & Data Systems Inc.	269,851	2,844
	Shenandoah Telecommunications Co.	135,422	2,637
	Cogent Communications Holdings Inc.	37,909	2,201
*	QuinStreet Inc.	139,040	1,978
*	Cinemark Holdings Inc.	138,971	1,891
*	AMC Networks Inc. Class A	75,231	1,502
*	Gogo Inc.	90,284	1,417
	ATN International Inc.	28,896	1,399
*	Cars.com Inc.	86,936	1,285
*	EW Scripps Co. Class A	84,293	1,263
[1]	Marcus Corp.	65,808	1,069
*	Consolidated Communications Holdings Inc.	199,021	919
*	Gannett Co. Inc.	236,458	591
			27,282
Consumer Discretionary (12.8%)
	Group 1 Automotive Inc.	42,617	8,240
*	Asbury Automotive Group Inc.	32,861	6,165
*	ODP Corp.	115,507	5,559
	Bloomin' Brands Inc.	241,155	5,431
*	Adtalem Global Education Inc.	122,081	5,079
*	Tri Pointe Homes Inc.	274,470	5,061
	MDC Holdings Inc.	153,752	4,986
	Strategic Education Inc.	60,536	4,952
	Academy Sports & Outdoors Inc.	94,237	4,757
*	National Vision Holdings Inc.	117,180	4,741
*	Urban Outfitters Inc.	162,703	4,709
[1]	Cheesecake Factory Inc.	131,227	4,598
*	Meritage Homes Corp.	52,354	4,524
*	Brinker International Inc.	118,432	3,962
	American Eagle Outfitters Inc.	247,132	3,910
*	M/I Homes Inc.	74,970	3,387
*	American Axle & Manufacturing Holdings Inc.	309,402	3,221
	La-Z-Boy Inc.	117,348	3,195
*	Sonos Inc.	175,511	3,077
*	Frontdoor Inc.	130,028	3,039
	Kontoor Brands Inc.	65,204	2,833
	Sonic Automotive Inc. Class A	49,860	2,650
*,1	Leslie's Inc.	180,479	2,635
*	Perdoceo Education Corp.	182,827	2,624

		Shares	Market Value ($000)
*	G-III Apparel Group Ltd.	117,102	2,533
*	Dave & Buster's Entertainment Inc.	63,184	2,506
	Winnebago Industries Inc.	41,996	2,461
*	Six Flags Entertainment Corp.	101,595	2,447
	Caleres Inc.	99,218	2,397
*	Shake Shack Inc. Class A	45,213	2,378
	Designer Brands Inc. Class A	152,118	2,327
	Steven Madden Ltd.	66,140	2,284
*	Dorman Products Inc.	25,268	2,265
	Monro Inc.	49,399	2,246
	LCI Industries	22,657	2,240
*	BJ's Restaurants Inc.	63,150	2,026
*	Stride Inc.	57,051	2,020
*	Chico's FAS Inc.	337,527	1,981
	Standard Motor Products Inc.	50,250	1,930
*	Sally Beauty Holdings Inc.	161,701	1,902
[1]	Guess? Inc.	90,018	1,869
	Rent-A-Center Inc.	74,721	1,800
	Ethan Allen Interiors Inc.	61,485	1,749
	Patrick Industries Inc.	31,057	1,737
*	Abercrombie & Fitch Co. Class A	72,215	1,732
*,1	iRobot Corp.	33,075	1,723
	Oxford Industries Inc.	14,559	1,643
*	Chuy's Holdings Inc.	50,901	1,613
[1]	Big Lots Inc.	78,020	1,521
	Ruth's Hospitality Group Inc.	83,126	1,455
	Dine Brands Global Inc.	19,444	1,450
	Wolverine World Wide Inc.	114,305	1,280
	Jack in the Box Inc.	17,609	1,273
*,1	Mister Car Wash Inc.	115,501	1,183
*	America's Car-Mart Inc.	16,046	1,167
	Haverty Furniture Cos. Inc.	36,157	1,140
	PetMed Express Inc.	56,704	1,123
	Aaron's Co. Inc.	83,006	1,012
*	Zumiez Inc.	41,997	976
*	Genesco Inc.	18,275	954
*	Green Brick Partners Inc.	38,755	937
*	Golden Entertainment Inc.	19,541	866
*	Universal Electronics Inc.	32,423	709
*,1	Bed Bath & Beyond Inc.	187,245	637
*	WW International Inc.	144,288	596
*	Motorcar Parts of America Inc.	51,905	585
	El Pollo Loco Holdings Inc.	53,036	578
*	LL Flooring Holdings Inc.	79,130	539
*	Tupperware Brands Corp.	104,302	483
	Cato Corp. Class A	43,749	455
*	Conn's Inc.	34,630	345
			174,408
Consumer Staples (6.0%)
*	Hostess Brands Inc. Class A	368,324	9,724
*	TreeHouse Foods Inc.	136,163	6,730
	Edgewell Personal Care Co.	139,920	6,046
	Cal-Maine Foods Inc.	102,525	5,975
	Nu Skin Enterprises Inc. Class A	133,926	5,586
	PriceSmart Inc.	67,686	4,808
*	Hain Celestial Group Inc.	242,578	4,546
*	Central Garden & Pet Co. Class A	111,840	4,370
	Universal Corp.	66,513	3,785

		Shares	Market Value ($000)
	J & J Snack Foods Corp.	22,632	3,712
*	Chefs' Warehouse Inc.	92,010	3,575
	Andersons Inc.	85,960	3,309
	SpartanNash Co.	97,612	3,207
	WD-40 Co.	15,479	2,593
[1]	B&G Foods Inc.	193,799	2,574
	Fresh Del Monte Produce Inc.	82,356	2,280
	John B Sanfilippo & Son Inc.	24,102	2,041
	Calavo Growers Inc.	47,870	1,673
	National Beverage Corp.	27,075	1,395
*	Central Garden & Pet Co.	26,331	1,081
	Tootsie Roll Industries Inc.	23,999	1,079
*	Seneca Foods Corp. Class A	15,106	971
*	USANA Health Sciences Inc.	9,911	545
			81,605
Energy (5.9%)
	Helmerich & Payne Inc.	284,225	14,518
	Patterson-UTI Energy Inc.	585,358	10,507
	CONSOL Energy Inc.	88,521	6,856
*	Green Plains Inc.	156,891	5,422
	World Fuel Services Corp.	167,291	4,759
*	Oceaneering International Inc.	270,736	4,112
*	Nabors Industries Ltd.	24,169	3,827
*	Par Pacific Holdings Inc.	149,533	3,504
*	Talos Energy Inc.	176,082	3,460
	Archrock Inc.	362,105	3,154
*	US Silica Holdings Inc.	204,094	2,672
*	ProPetro Holding Corp.	236,523	2,597
*	Helix Energy Solutions Group Inc.	384,779	2,455
*	Dril-Quip Inc.	92,742	2,183
	RPC Inc.	224,458	2,078
*	Bristow Group Inc. Class A	63,302	1,646
	Core Laboratories NV	72,361	1,569
*	REX American Resources Corp.	42,436	1,252
*	Oil States International Inc.	172,075	1,162
*	Laredo Petroleum Inc.	15,189	970
*	DMC Global Inc.	49,967	919
			79,622
Financials (21.5%)
	CVB Financial Corp.	354,533	10,168
	First Hawaiian Inc.	344,716	9,152
*	Mr Cooper Group Inc.	193,417	8,735
	Simmons First National Corp. Class A	346,442	8,041
	American Equity Investment Life Holding Co.	191,628	7,763
	BankUnited Inc.	210,378	7,725
	Columbia Banking System Inc.	212,364	7,233
*	Genworth Financial Inc. Class A	1,360,175	6,842
	First Financial Bancorp	256,050	6,767
	Independent Bank Corp.	71,864	6,505
	Assured Guaranty Ltd.	97,001	6,457
	Independent Bank Group Inc.	95,574	6,302
	Renasant Corp.	151,036	6,158
	Trustmark Corp.	165,184	6,042
	Bread Financial Holdings Inc.	134,636	5,524
	NBT Bancorp Inc.	115,639	5,338
	Pacific Premier Bancorp Inc.	143,625	5,307
	Northwest Bancshares Inc.	342,706	5,240

		Shares	Market Value ($000)
	Community Bank System Inc.	78,350	5,104
*	NMI Holdings Inc. Class A	228,769	4,925
*	StoneX Group Inc.	46,488	4,717
	WSFS Financial Corp.	96,076	4,661
	Westamerica Bancorp	72,696	4,489
	Hope Bancorp Inc.	322,842	4,397
	Apollo Commercial Real Estate Finance Inc.	349,813	4,324
	Horace Mann Educators Corp.	110,220	4,253
	United Community Banks Inc.	103,087	4,017
	Ameris Bancorp	75,686	4,002
	S&T Bancorp Inc.	105,766	3,958
	Berkshire Hills Bancorp Inc.	123,759	3,859
	Two Harbors Investment Corp.	229,295	3,760
	PennyMac Mortgage Investment Trust	245,053	3,742
	Banner Corp.	52,625	3,716
	Ready Capital Corp.	274,346	3,676
	Safety Insurance Group Inc.	39,805	3,652
*	PRA Group Inc.	105,238	3,618
	Employers Holdings Inc.	73,722	3,426
[1]	Franklin BSP Realty Trust Inc.	226,606	3,308
	Stellar Bancorp Inc.	95,546	3,230
	Heritage Financial Corp.	94,791	3,119
	AMERISAFE Inc.	52,091	3,093
	Capitol Federal Financial Inc.	348,733	2,919
	ProAssurance Corp.	145,372	2,906
	New York Mortgage Trust Inc.	1,019,393	2,865
	Seacoast Banking Corp. of Florida	79,602	2,737
*	PROG Holdings Inc.	136,286	2,684
*	Green Dot Corp. Class A	129,196	2,633
	Mercury General Corp.	71,866	2,607
	Provident Financial Services Inc.	109,368	2,464
	James River Group Holdings Ltd.	101,217	2,431
	First Bancorp	48,155	2,342
	BancFirst Corp.	21,975	2,240
	Park National Corp.	14,447	2,186
	City Holding Co.	20,854	2,125
	FB Financial Corp.	49,337	2,112
	TrustCo Bank Corp.	51,623	2,005
*	Ambac Financial Group Inc.	121,273	1,972
	OFG Bancorp	63,967	1,853
[1]	ARMOUR Residential REIT Inc.	308,456	1,814
*	Blucora Inc.	72,228	1,809
	Hilltop Holdings Inc.	60,615	1,806
	United Fire Group Inc.	58,461	1,786
*	Encore Capital Group Inc.	33,492	1,688
	Eagle Bancorp Inc.	35,497	1,674
	First Commonwealth Financial Corp.	113,441	1,670
	Brookline Bancorp Inc.	115,941	1,649
	Stewart Information Services Corp.	37,181	1,646
	Dime Community Bancshares Inc.	45,522	1,624
	Tompkins Financial Corp.	19,069	1,593
	National Bank Holdings Corp. Class A	34,110	1,586
	KKR Real Estate Finance Trust Inc.	95,711	1,584
*	SiriusPoint Ltd.	229,301	1,495
*	EZCORP Inc. Class A	144,921	1,452
	Banc of California Inc.	82,840	1,406
	Ellington Financial Inc.	85,982	1,173
[1]	Invesco Mortgage Capital Inc.	88,883	1,167

		Shares	Market Value ($000)
	Southside Bancshares Inc.	30,452	1,107
	Hanmi Financial Corp.	36,205	979
	Granite Point Mortgage Trust Inc.	141,157	905
	Universal Insurance Holdings Inc.	74,522	819
	Northfield Bancorp Inc.	48,333	771
*	LendingTree Inc.	29,251	701
	WisdomTree Inc.	114,286	637
	Central Pacific Financial Corp.	28,063	595
			292,562
Health Care (7.6%)
	Select Medical Holdings Corp.	278,761	6,852
*	Integer Holdings Corp.	89,440	6,647
	Ensign Group Inc.	68,676	6,524
	Embecta Corp.	156,140	5,140
*	Merit Medical Systems Inc.	65,967	4,750
*	AdaptHealth Corp. Class A	207,175	4,622
	Owens & Minor Inc.	205,876	4,243
*	Prestige Consumer Healthcare Inc.	63,026	3,874
*	Pediatrix Medical Group Inc.	227,273	3,632
*	Allscripts Healthcare Solutions Inc.	182,551	3,458
*	Avanos Medical Inc.	125,531	3,377
*	NextGen Healthcare Inc.	148,780	3,095
*	Glaukos Corp.	61,724	2,874
*	Addus HomeCare Corp.	24,755	2,730
*	Corcept Therapeutics Inc.	100,494	2,541
	CONMED Corp.	29,642	2,456
*	Pacira BioSciences Inc.	48,314	2,331
*	Myriad Genetics Inc.	104,236	2,112
*	Harmony Biosciences Holdings Inc.	35,120	2,099
*	Enhabit Inc.	133,876	1,916
*	NeoGenomics Inc.	153,462	1,720
	US Physical Therapy Inc.	19,308	1,668
*	Emergent BioSolutions Inc.	120,359	1,480
*	Artivion Inc.	108,344	1,386
*	Inogen Inc.	61,687	1,377
*	Meridian Bioscience Inc.	42,507	1,360
*	REGENXBIO Inc.	55,772	1,333
*	Computer Programs & Systems Inc.	39,843	1,179
*	ModivCare Inc.	14,676	1,130
*	Ironwood Pharmaceuticals Inc. Class A	89,916	1,089
*	OraSure Technologies Inc.	195,916	987
*	Amphastar Pharmaceuticals Inc.	33,029	974
*	Orthofix Medical Inc.	53,987	971
	Mesa Laboratories Inc.	5,530	936
*	Enanta Pharmaceuticals Inc.	21,013	920
*	Cardiovascular Systems Inc.	63,843	894
*	Cutera Inc.	17,754	845
*	Varex Imaging Corp.	38,773	824
*	Nektar Therapeutics Class A	277,977	778
*	HealthStream Inc.	29,954	761
	Simulations Plus Inc.	17,261	701
	Phibro Animal Health Corp. Class A	54,851	675
*	Vanda Pharmaceuticals Inc.	54,934	599
*	Anika Therapeutics Inc.	18,480	583
*	ANI Pharmaceuticals Inc.	13,337	559
*	Eagle Pharmaceuticals Inc.	14,619	531
*	Zimvie Inc.	56,284	503
*	Surmodics Inc.	13,224	478

		Shares	Market Value ($000)
*	Pennant Group Inc.	37,109	384
*,2	Lantheus Holdings Inc. CVR	75,410	—
			102,898
Industrials (17.9%)
	ABM Industries Inc.	180,284	8,506
	Arcosa Inc.	130,533	7,976
	UniFirst Corp.	40,733	7,892
	Applied Industrial Technologies Inc.	59,123	7,833
*	Hub Group Inc. Class A	91,735	7,719
*	Atlas Air Worldwide Holdings Inc.	69,562	7,010
	Moog Inc. Class A	78,177	6,804
	EnPro Industries Inc.	56,161	6,672
	ESCO Technologies Inc.	69,787	6,561
*	Resideo Technologies Inc.	393,202	6,370
	Barnes Group Inc.	136,396	5,809
*	Aerojet Rocketdyne Holdings Inc.	98,018	5,097
	Veritiv Corp.	37,696	5,072
*	SPX Technologies Inc.	70,807	4,737
	Griffon Corp.	127,873	4,515
	Hillenbrand Inc.	86,318	4,316
*	KAR Auction Services Inc.	312,950	4,300
	Granite Construction Inc.	119,042	4,288
	Albany International Corp. Class A	41,998	4,257
*	AAR Corp.	90,832	4,229
*	CoreCivic Inc.	317,903	4,222
	MillerKnoll Inc.	204,898	4,178
	Boise Cascade Co.	55,429	4,104
*	GEO Group Inc.	335,062	3,960
*	NOW Inc.	299,424	3,737
*	Allegiant Travel Co.	41,791	3,452
	Trinity Industries Inc.	110,460	3,383
	Greenbrier Cos. Inc.	88,023	3,379
	Marten Transport Ltd.	155,507	3,314
	Wabash National Corp.	131,071	3,286
	Brady Corp. Class A	68,157	3,265
	HNI Corp.	111,757	3,241
	Federal Signal Corp.	63,915	3,106
	AAON Inc.	37,467	2,970
	Franklin Electric Co. Inc.	34,702	2,891
	Apogee Enterprises Inc.	59,824	2,886
*	AeroVironment Inc.	30,968	2,849
	John Bean Technologies Corp.	30,890	2,838
	Healthcare Services Group Inc.	200,056	2,791
	AZZ Inc.	66,762	2,779
	Astec Industries Inc.	61,699	2,730
	Matthews International Corp. Class A	82,394	2,609
*	SkyWest Inc.	136,679	2,522
*	GMS Inc.	50,658	2,487
*	American Woodmark Corp.	44,792	2,428
	Alamo Group Inc.	16,108	2,424
*	Gibraltar Industries Inc.	45,249	2,290
	Deluxe Corp.	116,309	2,249
	Lindsay Corp.	12,118	2,139
	Quanex Building Products Corp.	89,883	2,136
	Heartland Express Inc.	125,709	2,104
	Enerpac Tool Group Corp. Class A	81,534	2,042
*	Titan International Inc.	137,257	1,967
*	Proto Labs Inc.	74,070	1,964

		Shares	Market Value ($000)
*	Hawaiian Holdings Inc.	138,700	1,928
*	TrueBlue Inc.	88,213	1,904
	Tennant Co.	28,600	1,817
	Standex International Corp.	16,796	1,764
*	PGT Innovations Inc.	89,044	1,762
	Pitney Bowes Inc.	436,148	1,666
	Resources Connection Inc.	85,767	1,655
*	Harsco Corp.	213,800	1,599
	Kelly Services Inc. Class A	93,335	1,586
	Kaman Corp.	75,628	1,540
*	CIRCOR International Inc.	54,834	1,511
*	DXP Enterprises Inc.	42,717	1,103
	National Presto Industries Inc.	13,718	948
	Interface Inc. Class A	87,205	944
*	Viad Corp.	26,135	774
*	Sun Country Airlines Holdings Inc.	35,131	710
	Powell Industries Inc.	24,472	644
	Park Aerospace Corp.	29,351	388
			242,928
Information Technology (7.9%)
*	Sanmina Corp.	156,036	10,312
*	Insight Enterprises Inc.	82,394	8,562
*	Plexus Corp.	74,805	8,245
*	NetScout Systems Inc.	183,379	6,836
*	Itron Inc.	121,914	6,483
*	TTM Technologies Inc.	275,936	4,434
*	ePlus Inc.	72,617	3,606
	Badger Meter Inc.	27,701	3,208
*	Photronics Inc.	166,370	3,128
*	Sabre Corp.	460,760	2,815
	Benchmark Electronics Inc.	94,972	2,742
*	Consensus Cloud Solutions Inc.	47,672	2,707
*	Viavi Solutions Inc.	233,233	2,643
	Methode Electronics Inc.	55,562	2,538
*	Knowles Corp.	148,090	2,310
	CSG Systems International Inc.	35,497	2,195
*	OSI Systems Inc.	24,313	2,151
*	Digi International Inc.	50,213	2,133
*	ScanSource Inc.	68,079	2,033
	EVERTEC Inc.	58,756	1,984
*	Cohu Inc.	54,671	1,958
	InterDigital Inc.	38,294	1,921
*	Payoneer Global Inc.	341,789	1,846
	CTS Corp.	42,142	1,791
*	FormFactor Inc.	77,333	1,784
*	PC Connection Inc.	30,495	1,694
*	NETGEAR Inc.	77,258	1,524
	Adeia Inc.	134,240	1,483
*	Agilysys Inc.	19,787	1,314
	Ebix Inc.	63,298	1,202
*,1	Corsair Gaming Inc.	62,959	1,062
*	Cerence Inc.	51,006	1,046
*	Ichor Holdings Ltd.	33,327	993
*	PDF Solutions Inc.	29,398	922
*	SMART Global Holdings Inc.	52,612	890
	Comtech Telecommunications Corp.	74,130	865
*	LivePerson Inc.	71,104	835
*	FARO Technologies Inc.	25,632	767

		Shares	Market Value ($000)
*	OneSpan Inc.	48,476	609
*	Xperi Inc.	54,076	579
*	Avid Technology Inc.	19,215	540
*	Alpha & Omega Semiconductor Ltd.	13,756	483
*	Unisys Corp.	95,036	409
*	Arlo Technologies Inc.	104,053	398
*	BM Technologies Inc.	1,309	7
			107,987
Materials (7.2%)
	Innospec Inc.	66,896	7,418
*	O-I Glass Inc.	420,300	6,897
*	Arconic Corp.	277,215	6,606
	Stepan Co.	57,194	6,381
	HB Fuller Co.	77,508	6,225
*	ATI Inc.	192,927	5,886
	Carpenter Technology Corp.	130,371	5,353
	Minerals Technologies Inc.	88,048	5,308
	Warrior Met Coal Inc.	139,528	5,137
	Sylvamo Corp.	89,404	4,836
	Compass Minerals International Inc.	92,334	4,095
	Kaiser Aluminum Corp.	43,032	3,890
	Mativ Holdings Inc.	147,748	3,069
	Quaker Chemical Corp.	15,455	3,041
	Trinseo plc	94,632	2,333
*	TimkenSteel Corp.	111,006	2,076
	SunCoke Energy Inc.	224,955	1,903
	Materion Corp.	23,257	1,873
	American Vanguard Corp.	78,313	1,801
*	Clearwater Paper Corp.	45,168	1,763
	Koppers Holdings Inc.	56,381	1,680
	Mercer International Inc.	108,830	1,502
	AdvanSix Inc.	34,761	1,431
*	Rayonier Advanced Materials Inc.	172,216	1,333
	Myers Industries Inc.	56,110	1,310
	Hawkins Inc.	23,486	977
	Olympic Steel Inc.	25,812	906
	Haynes International Inc.	14,455	722
	Tredegar Corp.	67,825	701
*	Century Aluminum Co.	75,899	684
	FutureFuel Corp.	69,649	616
			97,753
Real Estate (8.4%)
	Agree Realty Corp.	118,530	8,291
	DiamondRock Hospitality Co.	569,750	5,361
	Sunstone Hotel Investors Inc.	453,183	4,980
	Xenia Hotels & Resorts Inc.	308,953	4,764
	LTC Properties Inc.	109,479	4,301
	Essential Properties Realty Trust Inc.	183,071	4,249
	Outfront Media Inc.	224,915	4,114
	LXP Industrial Trust	377,842	4,066
	Hudson Pacific Properties Inc.	347,475	4,017
	Alexander & Baldwin Inc.	196,506	3,881
	Easterly Government Properties Inc. Class A	244,745	3,877
	Global Net Lease Inc.	280,105	3,790
	Service Properties Trust	446,682	3,506
*	Veris Residential Inc.	213,474	3,428
	Brandywine Realty Trust	464,047	3,207

		Shares	Market Value ($000)
	SITE Centers Corp.	225,834	3,069
	Four Corners Property Trust Inc.	112,324	3,048
	CareTrust REIT Inc.	139,104	2,754
	Urban Edge Properties	174,585	2,746
	Retail Opportunity Investments Corp.	171,703	2,618
	Elme Communities	132,190	2,612
	Summit Hotel Properties Inc.	287,965	2,462
	American Assets Trust Inc.	80,133	2,347
*	Anywhere Real Estate Inc.	309,877	2,340
	Acadia Realty Trust	143,409	2,206
	Uniti Group Inc.	268,868	2,049
	Getty Realty Corp.	61,948	2,045
	Office Properties Income Trust	130,523	1,996
*	Chatham Lodging Trust	131,213	1,754
	Orion Office REIT Inc.	152,721	1,419
	RPT Realty	112,481	1,260
	Whitestone REIT	125,138	1,218
	Marcus & Millichap Inc.	29,877	1,113
	RE/MAX Holdings Inc. Class A	50,632	1,053
	Centerspace	14,920	962
	Community Healthcare Trust Inc.	25,814	910
	Armada Hoffler Properties Inc.	71,170	865
	Hersha Hospitality Trust Class A	88,519	852
	Universal Health Realty Income Trust	15,753	827
	iStar Inc.	100,938	810
	Franklin Street Properties Corp.	247,821	724
	Urstadt Biddle Properties Inc. Class A	37,423	716
	Diversified Healthcare Trust	644,996	639
	Saul Centers Inc.	10,780	465
	Industrial Logistics Properties Trust	104,124	424
			114,135
Utilities (2.8%)
	South Jersey Industries Inc.	330,329	11,463
	Avista Corp.	197,001	8,132
	Northwest Natural Holding Co.	94,058	4,713
	California Water Service Group	60,197	3,909
	American States Water Co.	33,863	3,318
	Chesapeake Utilities Corp.	22,980	2,751
	Unitil Corp.	43,266	2,372
	Middlesex Water Co.	14,736	1,377
			38,035
Total Common Stocks (Cost $1,392,605)			1,359,215

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $20,594)	3.877%	205,981	20,596
Total Investments (101.5%) (Cost $1,413,199)				1,379,811
Other Assets and Liabilities—Net (-1.5%)				(20,041)
Net Assets (100%)				1,359,770
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,748,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $20,593,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	17	1,604	33

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,359,215	—	—	1,359,215
Temporary Cash Investments	20,596	—	—	20,596
Total	1,379,811	—	—	1,379,811

Derivative Financial Instruments
Assets
Futures Contracts[1]	33	—	—	33
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.